Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans

We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2014	2013	2014	2013
Change in Benefit Obligation
Benefit obligation, beginning of year	$53.8	$61.9	$331.6	$315.2
Service cost	—	—	8.3	8.7
Interest cost	2.4	2.2	13.4	12.6
Curtailments	—	—	—	(3.4)
Transfers	—	—	1.1	(0.3)
Actuarial loss (gain)	4.5	(5.9)	77.5	(0.6)
Plan participant contributions	—	—	0.3	0.4
Benefits paid	(4.1)	(4.4)	(6.9)	(6.7)
Currency exchange rate changes	—	—	(39.9)	5.7
Benefit obligation, end of year	$56.6	$53.8	$385.4	$331.6

	United States Plans		Non-United States Plans
Year Ended December 31	2014	2013	2014	2013
Change in Plan Assets
Fair value of plan assets, beginning of year	$39.1	$36.0	$305.8	$296.4
Actual return on plan assets	3.0	4.6	71.6	(4.2)
Plan participant contributions	—	—	0.3	0.4
Company contributions	2.6	2.9	11.8	15.0
Benefits paid	(4.1)	(4.4)	(6.9)	(6.7)
Currency exchange rate changes	—	—	(33.5)	4.9
Fair value of plan assets, end of year	$40.6	$39.1	$349.1	$305.8
Funded Status at End of Year
Funded status, end of year	$(16.0)	$(14.7)	$(36.3)	$(25.8)
Amounts Recognized
Noncurrent assets	$16.0	$17.2	$32.2	$30.8
Current liabilities	(2.3)	(2.9)	(0.3)	(0.2)
Noncurrent liabilities	(29.7)	(29.0)	(68.2)	(56.4)
Net amount recognized	$(16.0)	$(14.7)	$(36.3)	$(25.8)

Amounts recognized in accumulated other comprehensive income (loss), net of tax

Amounts recognized in accumulated other comprehensive (loss) income, net of tax, consist of:

	United States Plans		Non-United States Plans
December 31	2014	2013	2014	2013
Net loss	$11.3	$9.5	$36.0	$25.3
Prior service cost	—	0.1	4.8	4.8
Total	$11.3	$9.6	$40.8	$30.1

Plans with accumulated benefit obligations in excess of fair value of plan assets

The accumulated benefit obligation for our plans that have plan assets was $340.7 and $291.7 as of December 31, 2014 and 2013, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2014	2013
Accumulated benefit obligation	$10.8	$10.3
Plan assets	9.6	9.8

Plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2014	2013
Projected benefit obligation	$52.1	$53.4
Plan assets	42.0	44.8

Components of net periodic benefit cost and other amounts recognized in other comprehensive loss (income)

The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2014	2013	2012
Service cost	$8.3	$8.7	$10.4
Interest cost	15.8	14.8	15.1
Expected return on assets	(15.6)	(13.2)	(14.7)
Curtailment and settlement	—	(2.3)	—
Net loss	3.5	3.3	1.1
Prior service cost	0.6	0.5	0.7
Net periodic benefit cost	12.6	11.8	12.6
Other Changes in Plan Assets and Benefit ObligationsRecognized in Other Comprehensive Loss
Net loss	23.5	6.8	15.4
Prior service cost (credit)	1.3	(1.1)	—
Amortization of net loss	(3.5)	(3.3)	(1.1)
Amortization of prior service cost	(0.6)	(0.5)	(0.7)
Total recognized in other comprehensive loss	20.7	1.9	13.6
Total recognized in net periodic benefit cost and other comprehensive loss	$33.3	$13.7	$26.2

Weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost

The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2014	2013	2014	2013
Discount rate	3.9%	4.6%	2.9%	4.1%
Rate of compensation increase	3.0%	3.0%	3.4%	3.8%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2014	2013	2012	2014	2013	2012
Discount rate	4.6%	3.7%	4.6%	4.1%	4.2%	4.7%
Expected long-term return on plan assets	6.0%	6.0%	6.3%	4.5%	4.0%	4.7%
Rate of compensation increase	3.0%	3.0%	3.0%	3.8%	3.6%	4.0%

Fair value of plan assets by asset category
The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)	2014	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$1.0	$1.0	$—	$—	$0.3	$0.3	$—	$—
Equity securities:
United States companies	15.6	15.6	—	—	—	—	—	—
International companies	—	—	—	—	19.1	19.1	—	—
Fixed income securities:
Government bonds(2)	24.0	—	24.0	—	45.3	45.3	—	—
Corporate bonds	—	—	—	—	62.5	62.5	—	—
Guaranteed insurance contracts	—	—	—	—	42.0	—	42.0	—
Annuity contract	—	—	—	—	35.5	—	35.5	—
Other types of investments:
Unitized funds(3)	—	—	—	—	31.5	31.5	—	—
Insurance contract	—	—	—	—	104.9	—	—	104.9
Real estate funds	—	—	—	—	8.0	—	8.0	—
	$40.6	$16.6	$24.0	$—	$349.1	$158.7	$85.5	$104.9

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 70% equity securities, 20% fixed income securities and 10% cash.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2013	(Level 1)	(Level 2)	(Level 3)	2013	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$0.9	$0.9	$—	$—	$1.7	$1.7	$—	$—
Equity securities:
United States companies	15.5	15.5	—	—	—	—	—	—
International companies	—	—	—	—	36.6	36.6	—	—
Fixed income securities:
Government bonds(2)	22.7	—	22.7	—	—	—	—	—
Guaranteed insurance contracts	—	—	—	—	44.8	—	44.8	—
Annuity contract	—	—	—	—	33.4	—	33.4	—
Other types of investments:
Unitized funds(3)	—	—	—	—	101.3	101.3	—	—
Insurance contract	—	—	—	—	80.9	—	—	80.9
Real estate funds	—	—	—	—	7.1	—	7.1	—
	$39.1	$16.4	$22.7	$—	$305.8	$139.6	$85.3	$80.9

Changes in fair value of insurance contract

The following table summarizes the changes in fair value of the insurance contract, which is measured using Level 3 inputs. These contracts were purchased upon amendment of our Dutch pension plan effective as of January 1, 2013. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2014	2013
Balance, beginning of year	$80.9	$—
Transfers into Level 3	—	85.9
Unrealized gain (loss)	37.6	(7.7)
Purchases, sales and settlements, net	(0.6)	(0.6)
Currency exchange rate changes	(13.0)	3.3
Balance, end of year	$104.9	$80.9

Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans
The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2014	2013
Change in Benefit Obligation
Benefit obligation, beginning of year	$18.5	$31.5
Service cost	—	—
Interest cost	0.8	1.1
Actuarial loss (gain)	0.2	(0.9)
Benefits paid	(1.9)	(2.3)
Plan participant contributions	0.1	0.2
Retiree drug subsidy reimbursement	0.1	0.1
Plan amendment	—	(11.2)
Benefit obligation, end of year	$17.8	$18.5
Funded Status at End of Year
Funded status, end of year	$(17.8)	$(18.5)
Amounts Recognized
Current liabilities	$(1.3)	$(2.0)
Noncurrent liabilities	(16.5)	(16.5)
Net amount recognized	$(17.8)	$(18.5)

Components of net periodic benefit cost and other amounts recognized in other comprehensive loss (income)
The components of net periodic benefit cost and other amounts recognized in other comprehensive loss (income) for this plan were as follows:

Year Ended December 31	2014	2013	2012
Net Periodic Benefit Cost
Service cost	$—	$—	$0.1
Interest cost	0.8	1.1	1.3
Net loss	0.1	0.3	—
Prior service credit	(0.8)	(0.2)	—
Net periodic benefit cost	0.1	1.2	1.4
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss (Income)
Net loss (gain)	0.2	(0.9)	3.2
Prior service credit	—	(11.2)	—
Amortization of net loss	(0.1)	(0.3)	—
Amortization of prior service credit	0.8	0.2	—
Total recognized in other comprehensive loss (income)	0.9	(12.2)	3.2
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$1.0	$(11.0)	$4.6

Effect of one-percentage-point change in assumed health care cost trend rates
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$—	$—
Effect on benefit obligation	0.4	(0.3)

Defined Benefit Pension Plans and Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected future benefit payments

During 2015, we plan to contribute $12.4 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2014 were estimated as follows:

		Retiree Health
Year	Pension Plans	Care Plan
2015	$9.8	$1.3
2016	9.6	1.3
2017	10.9	1.3
2018	11.1	1.2
2019	12.7	1.1
2020–2024	78.0	5.5
Total projected benefit payments	$132.1	$11.7